Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 89.5%
Security	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co. (The)(1)	7,826	$ 1,028,336
General Dynamics Corp.	7,559	1,700,094
Lockheed Martin Corp.	3,934	1,731,393
Northrop Grumman Corp.	6,372	2,981,905
Raytheon Technologies Corp.	16,990	1,616,089
Thales S.A.	12,529	1,529,972
		$ 10,587,789
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	17,404	$ 1,888,508
Expeditors International of Washington, Inc.	19,904	2,166,351
FedEx Corp.	8,076	1,813,708
United Parcel Service, Inc., Class B	17,938	3,269,201
		$ 9,137,768
Airlines — 0.4%
Alaska Air Group, Inc.(1)	34,123	$ 1,646,776
Southwest Airlines Co.(1)	40,514	1,857,972
		$ 3,504,748
Auto Components — 0.2%
Cie Generale des Etablissements Michelin SCA	13,654	$ 1,780,061
		$ 1,780,061
Automobiles — 1.5%
General Motors Co.(1)	23,623	$ 913,738
Honda Motor Co., Ltd.	45,100	1,122,997
Tesla, Inc.(1)	10,713	8,123,239
Toyota Motor Corp.	115,300	1,918,208
		$ 12,078,182
Banks — 6.9%
Bank of America Corp.	133,794	$ 4,977,137
Bank of Nova Scotia (The)	48,154	3,265,723
BNP Paribas S.A.(2)	42,794	2,449,339
Citigroup, Inc.	42,863	2,289,313
Columbia Banking System, Inc.	40,398	1,218,000
Commonwealth Bank of Australia(2)	46,906	3,509,789
Community Bank System, Inc.	30,086	1,985,676
Hilltop Holdings, Inc.	51,451	1,544,045
HSBC Holdings PLC	258,798	1,732,981
JPMorgan Chase & Co.	36,466	4,821,899
Security	Shares	Value
Banks (continued)
Mizuho Financial Group, Inc.	98,300	$ 1,169,098
National Australia Bank, Ltd.(2)	128,757	2,886,603
Royal Bank of Canada	41,292	4,314,791
Shizuoka Bank, Ltd. (The)	164,400	966,461
SouthState Corp.	21,077	1,703,443
Sumitomo Mitsui Financial Group, Inc.	56,300	1,726,693
Sumitomo Mitsui Trust Holdings, Inc.	40,000	1,209,836
Toronto-Dominion Bank (The)	55,779	4,262,638
Truist Financial Corp.	43,795	2,178,363
U.S. Bancorp	37,916	2,012,202
Wells Fargo & Co.	76,667	3,509,049
Westpac Banking Corp.	136,470	2,337,857
		$ 56,070,936
Beverages — 1.9%
Asahi Group Holdings, Ltd.	35,500	$ 1,189,488
Britvic PLC	136,160	1,412,885
Coca-Cola Co. (The)	65,853	4,173,763
Diageo PLC	54,565	2,535,158
Kirin Holdings Co., Ltd.	109,600	1,695,345
PepsiCo, Inc.	26,321	4,415,348
		$ 15,421,987
Biotechnology — 0.5%
Amgen, Inc.	13,030	$ 3,345,322
Gilead Sciences, Inc.	14,614	947,718
		$ 4,293,040
Building Products — 0.4%
Daikin Industries, Ltd.	8,000	$ 1,286,452
Kingspan Group PLC	25,698	2,115,608
		$ 3,402,060
Capital Markets — 2.2%
BlackRock, Inc.	3,429	$ 2,294,275
Blackstone, Inc.	13,568	1,598,175
Franklin Resources, Inc.	98,788	2,675,179
Hong Kong Exchanges & Clearing, Ltd.	44,100	1,902,829
Moody's Corp.	6,984	2,106,165
Morgan Stanley(3)	18,369	1,582,306
Partners Group Holding AG	1,400	1,506,370
S&P Global, Inc.	13,350	4,665,558
		$ 18,330,857
Chemicals — 5.0%
Air Liquide S.A.(2)	24,986	$ 4,376,741

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Air Products and Chemicals, Inc.	8,502	$ 2,092,852
Air Water, Inc.(2)	100,100	1,350,536
Akzo Nobel NV	14,153	1,231,906
Arkema S.A.	14,645	1,773,055
Asahi Kasei Corp.	170,600	1,378,372
BASF SE	22,436	1,239,045
Ecolab, Inc.	11,393	1,867,427
EMS-Chemie Holding AG	3,263	2,801,011
Givaudan S.A.	1,172	4,311,262
Linde PLC	14,715	4,777,666
Nippon Shokubai Co., Ltd.	26,400	1,083,059
NOF Corp.	41,700	1,587,862
Novozymes A/S, Class B	25,857	1,641,777
PPG Industries, Inc.	12,793	1,618,186
Shin-Etsu Chemical Co., Ltd.	13,700	1,938,482
Sika AG	14,489	4,021,982
Symrise AG	15,299	1,690,564
		$ 40,781,785
Commercial Services & Supplies — 0.3%
Securitas AB, Class B(2)	123,582	$ 1,319,461
Waste Management, Inc.	8,853	1,403,289
		$ 2,722,750
Communications Equipment — 0.3%
Cisco Systems, Inc.	51,887	$ 2,337,509
		$ 2,337,509
Construction & Engineering — 0.3%
Eiffage S.A.	21,746	$ 2,154,417
		$ 2,154,417
Consumer Finance — 0.4%
AEON Financial Service Co., Ltd.	101,800	$ 952,309
American Express Co.	12,901	2,177,947
		$ 3,130,256
Containers & Packaging — 0.3%
AptarGroup, Inc.	9,421	$ 1,008,895
Sonoco Products Co.	29,777	1,741,061
		$ 2,749,956
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	11,101	$ 3,507,694
		$ 3,507,694
Security	Shares	Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	59,453	$ 1,265,755
Liberty Latin America, Ltd., Class C(1)	186,956	1,777,952
Swisscom AG	1,746	1,032,539
Verizon Communications, Inc.	22,653	1,161,872
		$ 5,238,118
Electric Utilities — 2.2%
American Electric Power Co., Inc.	19,784	$ 2,018,561
Duke Energy Corp.	13,525	1,521,833
Enel SpA	193,905	1,259,825
Exelon Corp.	38,065	1,870,895
Fortis, Inc.	54,179	2,732,402
Iberdrola S.A.	150,409	1,782,122
NextEra Energy, Inc.	68,114	5,155,549
Southern Co. (The)	21,861	1,654,003
		$ 17,995,190
Electrical Equipment — 0.7%
AMETEK, Inc.	13,315	$ 1,617,373
Eaton Corp. PLC	13,323	1,846,568
Emerson Electric Co.	20,763	1,840,847
		$ 5,304,788
Electronic Equipment, Instruments & Components — 0.7%
Canon Marketing Japan, Inc.	52,000	$ 1,216,423
Hexagon AB, Class B(2)	213,003	2,598,909
Keyence Corp.	2,400	954,183
Kyocera Corp.	17,600	989,253
		$ 5,758,768
Energy Equipment & Services — 0.8%
Halliburton Co.	86,838	$ 3,516,939
NOV, Inc.	96,990	1,939,800
Technip Energies NV ADR(2)	85,677	1,118,085
		$ 6,574,824
Entertainment — 0.4%
Walt Disney Co. (The)(1)	25,613	$ 2,828,700
Warner Bros. Discovery, Inc.(1)	14,382	265,348
		$ 3,094,048
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	5,248	$ 1,344,170
Crown Castle International Corp.	8,195	1,554,182
Equinix, Inc.	1,786	1,227,143
Primary Health Properties PLC(2)	879,192	1,642,674

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
ProLogis, Inc.	10,172	$ 1,296,726
Segro PLC	112,470	1,570,870
		$ 8,635,765
Food & Staples Retailing — 1.4%
Aeon Co., Ltd.	72,800	$ 1,328,823
Loblaw Cos., Ltd.	42,809	3,949,387
Seven & i Holdings Co., Ltd.	41,300	1,729,108
Walmart, Inc.	22,939	2,950,643
Yaoko Co., Ltd.	32,800	1,640,482
		$ 11,598,443
Food Products — 2.8%
AAK AB	74,534	$ 1,279,718
Associated British Foods PLC	51,739	1,125,957
Cranswick PLC	32,176	1,235,230
Ezaki Glico Co., Ltd.(2)	55,800	1,612,836
House Foods Group, Inc.	70,500	1,475,047
Kagome Co., Ltd.(2)	68,600	1,739,143
Kerry Group PLC, Class A	12,198	1,262,866
Kewpie Corp.(2)	83,900	1,386,354
MEIJI Holdings Co., Ltd.	19,800	975,574
Mondelez International, Inc., Class A	22,836	1,451,456
Nestle S.A.	48,581	5,942,292
Nisshin Seifun Group, Inc.	122,700	1,436,060
Saputo, Inc.	88,320	1,775,687
		$ 22,698,220
Gas Utilities — 0.5%
Atmos Energy Corp.	31,563	$ 3,671,092
		$ 3,671,092
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	16,464	$ 1,933,861
Becton, Dickinson and Co.	10,916	2,792,313
Edwards Lifesciences Corp.(1)	23,112	2,330,845
Embecta Corp.(1)	2,183	54,095
Intuitive Surgical, Inc.(1)	11,046	2,514,511
Medtronic PLC	25,618	2,565,643
Stryker Corp.	5,401	1,266,535
		$ 13,457,803
Health Care Providers & Services — 2.2%
Anthem, Inc.	7,993	$ 4,073,313
Cigna Corp.	6,730	1,805,592
CVS Health Corp.	16,086	1,556,320
Security	Shares	Value
Health Care Providers & Services (continued)
HCA Healthcare, Inc.	5,713	$ 1,202,015
Humana, Inc.	6,036	2,741,732
Quest Diagnostics, Inc.	8,630	1,217,003
UnitedHealth Group, Inc.	11,072	5,500,348
		$ 18,096,323
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.(1)	645	$ 1,447,096
Evolution AB(4)	16,519	1,731,523
McDonald's Corp.	11,541	2,910,756
Resorttrust, Inc.	135,600	2,247,194
Starbucks Corp.	18,191	1,427,993
		$ 9,764,562
Household Durables — 0.1%
Sony Group Corp.	12,400	$ 1,162,989
		$ 1,162,989
Household Products — 1.2%
Colgate-Palmolive Co.	17,988	$ 1,417,634
Kimberly-Clark Corp.	9,787	1,301,867
Procter & Gamble Co. (The)	38,028	5,623,581
Reckitt Benckiser Group PLC	18,809	1,451,894
		$ 9,794,976
Industrial Conglomerates — 1.0%
3M Co.	10,984	$ 1,639,801
General Electric Co.	16,480	1,290,219
Honeywell International, Inc.	8,102	1,568,709
Siemens AG	14,387	1,899,126
Smiths Group PLC	73,039	1,431,602
		$ 7,829,457
Insurance — 6.3%
Aflac, Inc.	63,070	$ 3,820,150
AIA Group, Ltd.	262,400	2,718,512
Allianz SE	15,355	3,223,225
Allstate Corp. (The)	9,993	1,365,943
American International Group, Inc.	24,311	1,426,569
Aon PLC, Class A	7,862	2,167,318
AXA S.A.	103,320	2,614,188
Brown & Brown, Inc.	52,319	3,106,179
Chubb, Ltd.	22,292	4,710,077
Cincinnati Financial Corp.	28,081	3,590,437
Dai-ichi Life Holdings, Inc.	79,700	1,646,818
Marsh & McLennan Cos., Inc.	18,563	2,969,152

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
MS&AD Insurance Group Holdings, Inc.	41,500	$ 1,320,378
Muenchener Rueckversicherungs-Gesellschaft AG	9,951	2,441,622
Progressive Corp. (The)	30,987	3,699,228
Sampo Oyj, Class A	30,319	1,371,419
Swiss Life Holding AG	6,880	3,901,207
Travelers Cos., Inc. (The)	13,951	2,497,787
Zurich Insurance Group AG	6,932	3,174,678
		$ 51,764,887
Interactive Media & Services — 2.9%
Alphabet, Inc., Class A(1)	4,293	$ 9,767,605
Alphabet, Inc., Class C(1)	3,545	8,085,365
Meta Platforms, Inc., Class A(1)	28,989	5,613,430
		$ 23,466,400
Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	5,946	$ 14,295,314
		$ 14,295,314
IT Services — 2.4%
Amdocs, Ltd.	17,485	$ 1,519,272
Automatic Data Processing, Inc.	8,064	1,797,788
Bechtle AG	23,268	1,040,469
Cognizant Technology Solutions Corp., Class A	21,873	1,633,913
Fidelity National Information Services, Inc.	11,831	1,236,340
International Business Machines Corp.	14,804	2,055,387
Mastercard, Inc., Class A	2,700	966,249
Otsuka Corp.	23,700	749,527
Shopify, Inc., Class A(1)	2,661	998,993
Sopra Steria Group SACA	9,501	1,697,767
TIS, Inc.	58,900	1,535,927
Visa, Inc., Class A	21,878	4,641,855
		$ 19,873,487
Life Sciences Tools & Services — 0.7%
Danaher Corp.	7,443	$ 1,963,612
Illumina, Inc.(1)	5,736	1,373,657
Thermo Fisher Scientific, Inc.	4,656	2,642,606
		$ 5,979,875
Machinery — 1.1%
Caterpillar, Inc.	7,223	$ 1,559,085
Deere & Co.	4,200	1,502,676
Illinois Tool Works, Inc.	6,404	1,332,480
Knorr-Bremse AG	18,315	1,251,933
Security	Shares	Value
Machinery (continued)
PACCAR, Inc.	20,379	$ 1,769,712
Stadler Rail AG(2)	49,361	1,766,990
		$ 9,182,876
Marine — 0.2%
Kirby Corp.(1)	23,917	$ 1,615,115
		$ 1,615,115
Media — 0.3%
Comcast Corp., Class A	43,528	$ 1,927,420
Fuji Media Holdings, Inc.	104,200	886,072
		$ 2,813,492
Metals & Mining — 0.2%
Rio Tinto, Ltd.	21,173	$ 1,732,317
		$ 1,732,317
Multiline Retail — 0.6%
Big Lots, Inc.(2)	42,783	$ 1,047,756
Dollar General Corp.	5,595	1,232,802
Dollarama, Inc.	34,863	2,022,018
Target Corp.	5,756	931,781
		$ 5,234,357
Multi-Utilities — 2.0%
Ameren Corp.	25,528	$ 2,430,010
Consolidated Edison, Inc.	42,801	4,248,427
Dominion Energy, Inc.	18,674	1,572,724
DTE Energy Co.	18,072	2,398,335
National Grid PLC	141,590	2,088,818
Public Service Enterprise Group, Inc.	28,648	1,963,534
Sempra Energy	11,203	1,835,724
		$ 16,537,572
Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	38,314	$ 6,691,923
ConocoPhillips	30,001	3,370,912
Exxon Mobil Corp.	103,330	9,919,680
Hess Corp.	19,465	2,395,558
Idemitsu Kosan Co., Ltd.	102,800	2,772,751
Kinder Morgan, Inc.	87,187	1,716,712
ONEOK, Inc.	32,144	2,116,682
Pioneer Natural Resources Co.	13,146	3,653,799
Repsol S.A.	382,582	6,139,046
Shell PLC	120,614	3,567,274
Shell PLC ADR	40,504	2,398,647

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	84,017	$ 3,380,342
Valero Energy Corp.	19,530	2,531,088
		$ 50,654,414
Paper and Forest Products — 0.2%
Mondi PLC	76,463	$ 1,486,434
		$ 1,486,434
Personal Products — 1.2%
Beiersdorf AG	27,236	$ 2,826,859
Edgewell Personal Care Co.	44,873	1,633,377
Estee Lauder Cos., Inc. (The), Class A	4,484	1,141,851
Kao Corp.	33,700	1,354,625
L'Oreal S.A.	5,509	1,945,842
Unilever PLC	23,093	1,115,656
		$ 10,018,210
Pharmaceuticals — 4.6%
Bayer AG	28,385	$ 2,030,890
Bristol-Myers Squibb Co.	36,600	2,761,470
Eli Lilly & Co.	13,203	4,138,348
Euroapi S.A.(1)	1,436	20,874
Johnson & Johnson	37,790	6,784,439
Merck & Co., Inc.	25,096	2,309,585
Novartis AG	16,795	1,525,654
Novo Nordisk A/S, Class B	38,198	4,241,906
Pfizer, Inc.	92,426	4,902,275
Roche Holding AG PC	11,052	3,766,421
Sanofi	33,055	3,537,145
Zoetis, Inc.	7,062	1,207,108
		$ 37,226,115
Professional Services — 0.4%
Recruit Holdings Co., Ltd.	21,700	$ 785,414
Teleperformance SE	7,220	2,397,196
		$ 3,182,610
Real Estate Management & Development — 0.6%
Iguatemi S.A.	3	$ 13
Mitsubishi Estate Co., Ltd.	112,800	1,677,197
Sun Hung Kai Properties, Ltd.	157,500	1,925,605
Vonovia SE	26,648	1,016,451
		$ 4,619,266
Road & Rail — 2.6%
CSX Corp.	112,681	$ 3,582,129
Security	Shares	Value
Road & Rail (continued)
J.B. Hunt Transport Services, Inc.	17,494	$ 3,019,115
Knight-Swift Transportation Holdings, Inc.	35,817	1,742,139
Norfolk Southern Corp.	17,028	4,080,930
Old Dominion Freight Line, Inc.	9,839	2,540,823
Seino Holdings Co., Ltd.	87,400	697,335
Union Pacific Corp.	23,478	5,159,995
		$ 20,822,466
Semiconductors & Semiconductor Equipment — 1.4%
ASML Holding NV	3,858	$ 2,220,105
Intel Corp.	34,478	1,531,513
Micron Technology, Inc.	23,030	1,700,535
NVIDIA Corp.	32,136	6,000,434
		$ 11,452,587
Software — 4.0%
Adobe, Inc.(1)	3,233	$ 1,346,480
Constellation Software, Inc.	1,075	1,691,936
Microsoft Corp.	95,286	25,905,405
Oracle Corp.	33,833	2,433,269
SAP SE	10,289	1,031,441
		$ 32,408,531
Specialty Retail — 1.2%
Home Depot, Inc. (The)	16,642	$ 5,038,366
Industria de Diseno Textil S.A.	70,800	1,706,619
TJX Cos., Inc. (The)	18,374	1,168,035
WH Smith PLC(1)	87,180	1,751,893
		$ 9,664,913
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	211,077	$ 31,416,701
		$ 31,416,701
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	14,363	$ 1,707,043
		$ 1,707,043
Thrifts & Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	190,804	$ 1,936,661
		$ 1,936,661
Tobacco — 0.7%
British American Tobacco PLC	45,038	$ 1,986,407

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Tobacco (continued)
Japan Tobacco, Inc.	87,200	$ 1,587,209
Philip Morris International, Inc.	18,363	1,951,069
		$ 5,524,685
Trading Companies & Distributors — 1.1%
Brenntag SE	49,143	$ 3,802,517
ITOCHU Corp.	47,400	1,359,694
Mitsubishi Corp.	41,800	1,442,599
Mitsui & Co., Ltd.	85,500	2,147,637
		$ 8,752,447
Water Utilities — 0.2%
Severn Trent PLC	45,906	$ 1,686,449
		$ 1,686,449
Wireless Telecommunication Services — 0.3%
SoftBank Corp.	124,600	$ 1,435,475
SoftBank Group Corp.	27,700	1,147,308
		$ 2,582,783
Total Common Stocks (identified cost $538,760,781)		$730,305,168

Exchange-Traded Funds — 7.6%
Security	Shares	Value
Equity Funds — 7.6%
iShares MSCI China ETF(2)	516,924	$ 26,771,493
iShares MSCI South Korea ETF(2)	220,000	14,968,800
iShares MSCI Taiwan ETF	360,000	20,541,600
Total Exchange-Traded Funds (identified cost $72,331,110)		$ 62,281,893

Short-Term Investments — 5.7%
Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.71%(5)	21,061,370	$ 21,061,370
Total Affiliated Fund (identified cost $21,061,370)		$ 21,061,370

Securities Lending Collateral — 3.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.80%(6)	25,130,838	$ 25,130,838
Total Securities Lending Collateral (identified cost $25,130,838)		$ 25,130,838
Total Short-Term Investments (identified cost $46,192,208)		$ 46,192,208
Total Investments — 102.8% (identified cost $657,284,099)		$838,779,269
Other Assets, Less Liabilities — (2.8)%		$(22,541,324)
Net Assets — 100.0%		$816,237,945
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2022. The aggregate market value of securities on loan at May 31, 2022 was $49,342,285 and the total market value of the collateral received by the Fund was $51,356,025, comprised of cash of $25,130,838 and U.S. government and/or agencies securities of $26,225,187.
(3)	Represents an investment in an issuer that is deemed to be an affiliate.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $1,731,523 or 0.2% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2022.
(6)	Represents investment of cash collateral received in connection with securities lending.

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	63.8%	$520,699,106
Japan	7.7	63,014,633
Canada	3.5	28,393,917
Switzerland	3.4	27,808,114
United Kingdom	3.4	27,546,140
France	3.4	27,394,682
Germany	2.9	23,494,142
Australia	1.3	10,466,566
Spain	1.2	9,627,787
Netherlands	1.1	9,417,932
Sweden	0.8	6,929,611
Hong Kong	0.8	6,546,946
Denmark	0.7	5,883,683
Ireland	0.4	3,378,474
Chile	0.2	1,777,952
Austria	0.2	1,486,434
Finland	0.2	1,371,419
Italy	0.2	1,259,825
Brazil	0.0(1)	13
Exchange-Traded Funds	7.6	62,281,893
Total Investments	102.8%	$838,779,269
(1)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2022.
Affiliated Investments
At May 31, 2022, the value of the Fund's investment in affiliated issuers, Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $22,643,676, which represents 2.8% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended May 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Morgan Stanley	$1,918,275	$ —	$ —	$ —	$(335,969)	$1,582,306	$38,575	18,369
Short-Term Investments
Cash Reserves Fund	7,013,549	88,223,722	(95,237,442)	171	—	—	7,855	—
Liquidity Fund	—	25,391,942	(4,330,572)	—	—	21,061,370	9,475	21,061,370
Total				$171	$(335,969)	$22,643,676	$55,905
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 32,693,447	$ 4,501,394	$ —	$ 37,194,841
Consumer Discretionary	42,265,937	13,421,484	—	55,687,421
Consumer Staples	31,785,663	43,270,858	—	75,056,521
Energy	44,750,167	12,479,071	—	57,229,238
Financials	89,979,079	44,762,212	—	134,741,291
Health Care	63,951,140	15,102,016	—	79,053,156
Industrials	60,811,338	27,387,953	—	88,199,291
Information Technology	89,213,579	14,034,004	—	103,247,583
Materials	13,106,087	33,644,405	—	46,750,492
Real Estate	5,422,234	7,832,797	—	13,255,031
Utilities	33,073,089	6,817,214	—	39,890,303
Total Common Stocks	$507,051,760	$223,253,408*	$ —	$730,305,168

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 62,281,893	$ —	$ —	$ 62,281,893
Short-Term Investments:
Affiliated Fund	21,061,370	—	—	21,061,370
Securities Lending Collateral	25,130,838	—	—	25,130,838
Total Investments	$615,525,861	$223,253,408	$ —	$838,779,269
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.